Property, Plant And Equipment And Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant And Equipment And Asset Retirement Obligations [Abstract]
Schedule Of Property, Plant And Equipment

	December 31,
	2012	2011
	(As Restated)	(As Restated)
Oil and natural gas properties (full cost method):
Properties being amortized	$1,340,650	$1,155,894
Properties not subject to amortization	81,292	111,621
Total oil and natural gas properties	1,421,942	1,267,515
Less accumulated depreciation, depletion and amortization	(767,674)	(651,608)
Net oil and gas properties	654,268	615,907

Land	1,025	1,025
Buildings and improvements	6,406	6,406
Office equipment and software	4,862	4,665
Leased equipment	345	345
Furniture and fixtures	731	726
Total	13,369	13,167
Less accumulated depreciation	(6,598)	(5,984)
Net capitalized costs	6,771	7,183
Capitalized assets, net	$661,039	$623,090

Schedule Of Change In Asset Retirement Obligations

In thousands
Balance of ARO as of January 1, 2010	$20,005
Accretion expense	1,434
Additions	655
Settlement of ARO	(1,415)
Changes in ARO estimates	2,673
Balance of ARO as of December 31, 2010	23,352
Accretion expense	681
Additions	1,389
Settlement of ARO	(1,067)
Changes in ARO estimates	2,433
Balance of ARO as of December 31, 2011	26,788
Accretion expense	1,362
Additions	2,301
Settlement of ARO	(827)
Changes in ARO estimates	9,749
Balance of ARO as of December 31, 2012	$39,373